Consolidated Statements of Financial Position (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	184,984,215	184,984,215
Common stock, shares outstanding	184,984,215	184,984,215